UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2012

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3-5
Growth Fund	6-8
Income Fund	9-11
Multiple Index Fund	12-13
Value Fund	14-16
Master Allocation Fund	17-18

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets	21-22

Financial Highlights
Capital Income Fund	23-25
Growth Fund	26-27
Income Fund	28-30
Multiple Index Fund	31-32
Value Fund	33-34
Master Allocation Fund	35-36

Notes to Financial Statements	37-47

Report of Independent Registered Public Accounting Firm	48

Expense Examples	57

Other Information	59

Dear Fellow Shareholders,

Thank you for your continued confidence in the API Funds. As we look back at the market volatility over the past few years, our shareholders can take comfort in the fact that we have remained focused on our goal: helping you achieve your long term investment objectives.

Our strategy for success involves a long term horizon, broad diversification and a commitment to analyze market risk and reward based on discipline—not emotion.

MARKET CONDITIONS

The U.S. economic recovery began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter. With a slight glitch in 2011, the market has continued on its path to recovery. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011 to an annualized rate of 0.4%. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010, and it’s notably lower than consensus forecasts had predicted. Nevertheless, the “final” estimate of second-quarter 2011 GDP (which was released on September 29) was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Global equity markets have responded positively to the improved economic optimism, and equity prices across all regions ended January with strong gains. Emerging markets that had come under selling pressure during the second half of 2011 led the recovery, with double-digit price gains in most regions. U.S. oil prices remained close to the $100/barrel level though U.S. natural gas prices declined on weaker than expected winter demand. Other commodities, especially industrial metals, also had a strong start to the year, erasing their price decline last year.

In fixed income markets, yields fluctuated but generally declined over the past twelve months of heightened uncertainty. The U.S. economy’s momentum provided lift for the financial markets into the first part of 2011. After that, global economic concerns dominated investor behavior. Members of the Eurozone endured a crisis of confidence as Greece’s debt and budget issues elevated concerns of the financial health of other members, particularly Portugal, Italy, and Spain. A growing call for European government fiscal responsibility and reduced spending then raised concerns about global economic growth. China instituted fiscal measures to slow its red-hot expansion, prompting fears of an outright evaporation of the country’s contribution to global growth. Over the period, despite bouts of volatility brought on by concerns around European sovereign debt and the uncertainty of U.S. economic recovery, the broad bond market indices did well.

ECONOMIC OVERVIEW

As we consider the current environment, concerns over a significant global downturn have faded further as economic data trends from the last days of 2011 and the early days of the current year remain healthy. Global manufacturing output also improved in the Euro-zone, helped by continued gains in Germany. U.S. labor market conditions advanced again in January, raising hopes for increased consumer demand that will also help export growth in other economies such as China.

The housing market, which had started the financial crisis in the summer of 2007, continued to have an impact throughout 2011. Investors were concerned about the effectiveness of the U.S. government programs to help borrowers refinance or modify their mortgages in an attempt to stem the rising tide of foreclosures. However, over the fiscal year, both residential and commercial mortgage backed securities performed well, both in terms of total return as well as relative to equivalent-duration U.S. Treasuries.

GOING FORWARD

The markets appear to be adjusting for moderate economic growth, and investors will continue to see broad financial market volatility as long as the scale of moderation remains unknown. The ability of competitive, well-managed companies to realign expenditures with higher revenues is now showing through, and corporate balance sheets appear to be improving accordingly. When we look at the results of the fourth quarter of 2011, we believe it will be generally positive for earnings.

Record corporate cash balances, strong profits, solid demand for U.S. products, technology and services from the emerging markets, low inventory positions, and favorable investment tax incentives for business spending should produce solid gains in the industrial and business investment sectors of the economy. Moreover, the moderation in energy prices (specifically natural gas) from the spike earlier this year, the sharp reduction in consumer debt service costs, the easing of supply channel disruptions associated with the earthquake and nuclear disaster in Japan, and a rebound in domestic homebuilding activity boosted real GDP growth towards 3 percent in 2011 Q4. Moreover, these events may provide a positive feedback look for economic activity in the U.S. to expand at a mid two percent pace in 2012.

It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to do our best to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management through communication of both risk and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Shares	Value
Europe Large Cap Stocks — 1.6%
ABB Ltd.	8,700	$181,221
Total SA ADR	4,000	211,880

		393,101

Global Large Cap Stocks — 7.5%
Cenovus Energy, Inc.	6,800	247,792
Diageo Plc ADR	3,000	265,770
Eni S.p.A. ADR	6,500	289,250
Sanofi-Aventis ADR	5,000	185,650
TE Connectivity Ltd.	10,500	358,050
Toronto Dominion Bank	3,500	269,920
TransCanada Corp.	6,000	246,300

		1,862,732

Global Mid Cap Stocks — 2.2%
Allied World Assurance Company Holdings	5,500	338,415
TransAlta Corp.	10,200	207,264

		545,679

International Large Cap Stocks — 4.2%
Astrazeneca PLC ADR	4,000	192,600
BCE, Inc.	7,000	285,600
RevenueShares ADR Fund	8,500	288,660
Sasol Ltd. ADR	5,000	256,700

		1,023,560

International Market Indexes — 2.3%
iShares MSCI Australia Index Fund	12,000	281,040
iShares MSCI Singapore Index Fund	23,000	284,740

		565,780

International Mid Cap Stocks — 1.1%
PartnerRe Ltd.	4,000	261,680

Latin America Large Cap Stocks — 3.6%
Companhia Siderurgica Nacional SA ADR	23,000	236,210
Ecopetrol SA ADR	4,500	229,815
Empresa Nacional de Electricidad SA ADR	4,300	201,627
Tim Participacoes SA ADR	8,000	230,800

		898,452

Pacific/Asia Large Cap Stocks — 1.1%
iShares MSCI Taiwan Index Fund	22,000	280,280

Pacific/Asia Market Indexes — 1.1%
iShares MSCI Pacific ex-Japan Index Fund	6,500	278,720

Scandinavia Large Cap Stocks — 0.9%
Statoil ASA ADR	9,000	227,340

United Kingdom Large Cap Stocks — 2.1%
Aviva plc ADR	26,000	$286,520
National Grid PLC ADR	4,500	224,505

		511,025

United Kingdom Mid Cap Stocks — 1.1%
Ensco PLC	5,000	263,200

U.S. Large Cap Stocks — 34.6%
Altria Group, Inc.	8,500	241,400
A T & T, Inc.	7,600	223,516
Baxter International, Inc.	4,000	221,920
Beam, Inc.	5,500	287,705
Blackrock, Inc.	1,500	273,000
Bristol-Myers Squibb Company	8,500	274,040
Caterpillar, Inc.	3,000	327,360
CIGNA Corporation	7,500	336,225
Citigroup, Inc.	8,500	261,120
Coca Cola Co.	4,000	270,120
Colgate-Palmolive Co.	2,000	181,440
ConAgra Foods, Inc.	9,300	248,031
Dow Chemical Company	9,000	301,590
Eli Lilly & Co.	6,000	238,440
General Mills, Inc.	8,000	318,640
Honeywell International, Inc.	3,500	203,140
JPMorgan Chase & Co.	7,000	261,100
Kimberly-Clark Corporation	3,500	250,460
Lockheed Martin Corporation	3,100	255,192
Maxim Integrated Products, Inc.	7,500	201,300
McDonald’s Corp.	3,000	297,150
Mcgraw-Hill Companies, Inc.	5,500	253,000
Merck & Co., Inc.	7,000	267,820
Monsanto Co.	3,600	295,380
Norfolk Southern Corp.	4,000	288,800
Omnicom Group, Inc.	4,500	205,245
Paychex, Inc.	8,000	252,000
Petroleum & Resources Corp.	8,000	203,040
PPG Industries, Inc.	3,500	313,530
Procter & Gamble Co.	3,000	189,120
Reynolds American, Inc.	6,500	254,995
Sysco Corporation	9,500	286,045
V. F. Corporation	2,000	262,980

		8,544,844

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
U.S. Micro Cap Stocks — 4.7%
American Greetings Corp.	15,000	$215,550
Ennis, Inc.	17,000	281,180
Flushing Financial Corporation	19,000	249,090
OceanFirst Financial Corp.	5,600	75,880
Speedway Motorsports, Inc.	21,000	336,630

		1,158,330

U.S. Mid Cap Stocks — 17.0%
AGL Resources, Inc.	5,500	228,305
Broadridge Financial Solutions, Inc.	15,000	359,550
Cleco Corporation	7,000	278,320
Chevron Corp.	2,300	237,084
DTE Energy Co.	5,000	266,050
Eastman Chemical Co.	8,000	402,560
Erie Indemnity Co.	3,500	268,345
Fortune Brands Home & Security, Inc.*	13,000	241,410
Legg Mason, Inc.	7,000	178,290
M & T Bank Corp.	2,500	199,350
Pinnacle West Capital Corp.	5,500	259,930
Rayonier, Inc.	6,000	274,380
SCANA Corp.	6,000	268,980
SeaDrill Ltd.	9,000	333,900
Sonoco Products Co.	6,600	206,580
Valley National Bancorp.	17,010	202,759

		4,205,793

U.S. REIT’s — 1.1%
CommonWealth REIT	14,000	275,380

U.S. Small Cap Stocks — 11.2%
Ares Capital Corp.	17,000	269,450
Black Hills Corp.	8,000	270,080
Extra Space Storage, Inc.	11,000	289,520
HNI Corporation	8,000	217,040
Home Properties, Inc.	4,000	238,320
Horace Mann Educators Corporation	16,000	250,240
IdaCorp., Inc.	6,500	273,975
Laclede Group, Inc.	6,500	270,790
National Health Investors, Inc.	5,000	242,050
Northwest Bancshares, Inc.	20,000	246,400
Omega Healthcare Investors, Inc.	10,000	208,400

		2,776,265

Total Investments — 97.4% (cost $20,687,792)		24,072,161
Other Assets in Excess of Liabilities — 2.6%		634,259

Net Assets — 100.0%		$24,706,420

Costfor federal income tax purposes $20,687,792.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$3,475,940
Excess of tax cost over value	91,571

Net Appreciation	$3,384,369

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Shares	Value
Emerging Markets Growth — 0.7%
iShares MSCI Emerging Markets Index	6,000	$252,780

Emerging Markets Value — 2.1%
Guggenheim BRIC ETF	18,600	735,444

Europe Large Cap Stocks — 3.4%
Nestle SA ADR	2,900	166,837
Roche Holding, Ltd. ADR	6,000	256,800
Siemens AG ADR	1,800	169,722
Syngenta AG ADS	3,000	182,100
Telefonica SA ADR	11,000	191,620
Tenaris SA ADR	8,000	314,080

		1,281,159

Global Large Cap Stocks — 1.8%
Accenture PLC	3,600	206,424
SAP AG ADS	4,000	241,920
TE Connectivity Limited	7,000	238,700

		687,044

Global Market Indexes — 0.7%
Vanguard Total World Stock Index Fund	5,500	250,470

Global Mid Cap Stocks — 2.3%
Allied World Assurance Company Holdings Ltd.	6,000	369,180
Delhaize Group ADR	4,000	218,840
Lululemon Athletica, Inc.*	4,000	252,520

		840,540

International Large Cap Stocks — 2.6%
Agrium, Inc.	3,000	240,780
Brookfield Asset Management, Inc.	6,000	182,820
Infosys Technologies Ltd.	3,500	192,465
Valeant Pharmaceuticals International, Inc.*	7,500	363,675

		979,740

International Mid Cap Stocks — 0.9%
Accelrys, Inc.*	21,000	157,290
Elan Corporation plc ADR*	13,000	176,930

		334,220

International Small Cap Stocks — 0.4%
Schweitzer-Mauduit International, Inc.	2,000	139,060

Latin America Large Cap Stocks — 5.2%
America Movil S.A.B. de C.V. ADR	11,000	255,310
BanColombia SA ADR	6,000	372,060
Banco Santander — Chile ADR	2,500	203,750
Enersis SA ADR	12,000	219,720
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	225,664
Grupo Televisa SA ADR	9,500	187,340
iShares S&P Latin America 40 Index	5,500	$255,530
Sociedad Quimica Minera de Chile ADR	4,000	234,960

		1,954,334

Latin America Mid Cap Stocks — 0.7%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	260,490

Pacific/Asia Large Cap Stocks — 2.6%
BHP Billiton Ltd. ADR	2,800	222,432
CNOOC, Ltd. ADR	1,200	244,080
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	488,182

		954,694

Pacific/Asia Mid Cap Stocks — 1.1%
Mindray Medical International Ltd.	7,000	208,320
New Oriental Education & Technology Group, Inc.*	9,000	214,380

		422,700

Scandinavia Large Cap Stocks — 0.6%
Novo Nordisk A/S ADR	2,000	238,360

Scandinavia Mid Cap Stocks — 0.6%
Autoliv, Inc.	3,500	220,815

United Kingdom Large Cap Stocks — 0.7%
GlaxoSmithKline PLC ADR	6,000	267,240

U.S. Large Cap Stocks — 18.5%
Allergan, Inc.	4,000	351,640
Amazon.com, Inc.	1,400	272,216
Apple, Inc.*	600	273,888
Broadcom Corp.	5,500	188,870
CA, Inc.	6,500	167,570
CF Industries Holdings, Inc.	2,400	425,712
Cliffs Natural Resources, Inc.	5,500	397,375
eBay, Inc.*	7,000	221,200
FMC Technologies, Inc.*	6,000	306,660
Franklin Resources, Inc.	3,000	318,300
Gilead Sciences, Inc.*	10,000	488,400
Intel Corporation	8,400	221,928
Kohl’s Corp.	4,000	183,960
Laboratory Corporation of America Holdings, Inc.*	2,500	228,475
Lowe’s Companies, Inc.	12,000	321,960
Macy’s, Inc.	7,500	252,675
Markel Corp.*	1,000	403,070
Oracle Corp.	7,700	217,140
Precision Castparts Corp.	1,500	245,520
Praxair, Inc.	2,500	265,500
QUALCOMM, Inc.	3,500	205,870

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Ross Stores, Inc.	5,000	$254,100
Salesforce.com Inc.*	3,000	350,400
Ventas, Inc.	6,000	349,860

		6,912,289

U.S. Micro Cap Stocks — 7.0%
Actuate Corp.*	30,000	172,800
Ceradyne, Inc.*	8,000	264,720
City Holding Company	4,500	159,930
EPIQ Systems, Inc.	10,000	121,900
Epoch Holding Corp.	8,000	190,480
MakeMyTrip Ltd.*	5,500	129,415
Royce Micro-Cap Trust, Inc.	38,000	348,460
Rudolph Technologies, Inc.*	22,000	225,060
UFP Technologies, Inc.*	22,000	337,480
U.S. Ecology, Inc.	13,000	243,360
Virtus Investment Partners, Inc.*	5,500	436,535

		2,630,140

U.S. Mid Cap Stocks — 27.1%
Amdocs Ltd.*	7,000	206,080
Ansys, Inc.*	4,500	272,205
AptarGroup, Inc.	7,000	366,940
BE Aerospace, Inc.*	10,000	422,000
Bio-Rad Laboratories, Inc.*	2,500	253,900
CARBO Ceramics, Inc.	3,000	291,750
Copart, Inc.*	5,500	258,720
CoreLogic, Inc.*	11,000	156,200
Ecolab, Inc.	4,940	298,574
Factset Research Systems, Inc.	2,000	176,640
Flowserve Corp.	2,400	264,408
FMC Corp.	3,000	278,040
Genesee & Wyoming, Inc.*	4,500	279,450
Harris Corp.	6,600	270,600
IDEX Corporation	9,000	364,680
Landstar Systems, Inc.	4,300	219,945
LKQ Corp.	14,500	472,700
Mednax Services, Inc.*	4,800	341,856
Micros Systems, Inc.*	9,000	447,390
Monster Beverage Corporation*	3,000	313,530
Nu Skin Enterprises, Inc.	3,000	149,850
Panera Bread Co.*	3,500	518,875
Parametric Technology Corporation	16,000	402,720
Quality Systems, Inc.	6,000	243,360
Regal Beloit Corp.	4,500	255,465
Rockwood Holdings, Inc.*	5,000	252,500
RPC, Inc.	18,000	274,500
Tractor Supply Company	4,000	323,080
Triumph Group, Inc.	5,000	312,850
Towers Watson & Co.	3,700	$221,260
Verisk Analytics, Inc.*	12,000	480,840
Wabtec Corp.	5,000	343,950
Waste Connnections, Inc.	11,550	373,181

		10,108,039

U.S. Small Cap Stocks — 19.3%
Aaron’s, Inc.	9,000	239,490
Aircastle Ltd.	37,000	521,700
Balchem Corporation	8,000	302,720
Biglari Holdings, Inc.*	800	316,752
Cabela’s, Inc.*	16,000	417,280
Coinstar, Inc.*	4,000	198,920
Constant Contact, Inc.*	6,000	149,880
Curtiss-Wright Corp.	9,000	336,240
GreatBatch, Inc.*	11,000	257,620
Hexcel Corp.*	16,000	401,120
ICU Medical, Inc.*	9,500	441,465
Interline Brands, Inc.*	14,500	246,645
Littlefuse, Inc.	5,000	253,550
National Presto Industries, Inc.	2,500	244,300
NewMarket Corp.	1,500	324,285
Parexel International Corp.*	16,000	385,600
ProAssurance Corporation	2,900	236,727
PriceSmart, Inc.	3,500	233,275
Raven Industries, Inc.	5,500	356,895
Regis Corporation	8,500	145,690
Robbins & Myers, Inc.	7,000	339,920
Teledyne Technologies, Inc.*	6,300	357,588
Toro Co.	4,900	310,610
VCA Antech, Inc.*	9,000	201,420

		7,219,692

Total Investments — 98.3% (cost $26,022,129)		36,689,250
Other Assets in Excess of Liabilities—1.7%		620,750

Net Assets — 100.0%		$37,310,000

Cost for federal income tax purposes $26,022,129.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$11,240,344
Excess of tax cost over value	573,223

Net Appreciation	$10,667,121

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Principal/ Shares	Value
Emerging Markets Debt — 3.3%
iShares JPMorgan USD Emerging Markets Bond	10,800	$1,198,800
PowerShares Emerging Markets Sovereign Debt Portfolio	155,000	4,248,550

		5,447,350

Emerging Markets Value — 3.4%
iShares MSCI BRIC Index Fund	23,000	946,680
WisdomTree Emerging Markets Equity Income Fund	40,500	2,246,130
WisdomTree Emerging Markets SmallCap Dividend Fund	50,000	2,278,000

		5,470,810

Global Corporate Bonds — 3.5%
Helios Multi-Sector High Income Fund	73,300	415,611
Helios Strategic Income Fund, Inc.	57,400	332,920
Invesco Van Kampen Dynamic Credit Opportunities Fund	88,000	1,008,480
Managed High Yield Plus Fund, Inc.	498,000	1,165,320
PIMCO Strategic Global Government Fund, Inc.	45,100	532,180
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	879,580
Wells Fargo Advantage Multi-Sector Income Fund	40,000	614,800
Western Asset Managed High Income Fund, Inc.	144,300	903,318

		5,852,209

Global Large Cap Stocks — 0.9%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	34,000	469,540
Guggenheim Global Dividend Opportunities Index ETF	21,000	290,640
iShares High Dividend Equity Fund	13,000	709,150

		1,469,330

International Debt — 0.2%
Aberdeen Asia-Pacific Income Fund, Inc.	43,000	324,650

International Large Cap Stocks — 2.2%
iShares DJ EPAC Select Dividend Index Fund	35,000	1,093,050
WisdomTree International Dividend ex-Financials Fund	60,000	2,431,200

		3,524,250

International Market Indexes — 0.9%
WisdomTree International Real Estate	21,000	534,870
WisdomTree Total Dividend Fund	18,900	951,804

		1,486,674

International Small Cap Stocks — 0.9%
WisdomTree SmallCap Dividend Fund	30,000	$1,432,500

Japan Large Cap Stocks — 0.4%
WisdomTree Japan Hedged Equity Fund	19,000	617,120

U.S. Corporate Bonds — 32.1%
American Income Fund, Inc.	46,400	362,848
Apollo Investment Corporation	132,000	1,017,720
Apollo Senior Floating Rate Fund, Inc.	36,000	613,800
Bank of America Corp., 0.0%, due 4/8/2030	600,000	528,000
Barclays Bank Plc, 0.0%, due 2/26/2030	500,000	470,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	806,760
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,115,385
BlackRock Credit Allocation Income Trust III	57,000	630,420
BlackRock Kelso Capital Corporation	91,000	825,370
Credit Suisse Asset Management Income Fund, Inc.	135,000	519,750
Credit Suisse High Yield Bond Fund, Inc.	279,000	845,370
Dreyfus High Yield Strategies Fund	243,000	1,110,510
First Trust Strategic High Income Fund II	66,500	1,095,920
Helios Advantage Income Fund, Inc.	48,000	397,440
Invesco Van Kampen High Income Trust II	30,000	503,700
iShares iBoxx $ High Yield Corporate Bond	100,000	9,074,000
iShares iBoxx $ Investment Grade Corporate Bond	59,000	6,855,800
iShares S&P U.S. Preferred Stock Index	108,000	4,119,120
MFS Intermediate High Income Fund	82,000	250,920
PIMCO High Income Fund	80,000	1,012,000
PIMCO Income Opportunity Fund	11,000	296,340
Pioneer High Income Trust	36,500	644,225
PowerShares Financial Preferred	152,000	2,635,680
PowerShares High Yield Corporate Bond	365,000	6,763,450
SPDR Barclays Capital High Yield Bond ETF	249,000	9,828,030

		52,322,558

U.S. Large Cap Stocks — 2.2%
BlackRock Enhanced Capital and Income Fund	38,000	508,820
CenturyLink, Inc.	24,200	896,126
Guggenheim Enhanced Equity Strategy Fund	34,000	571,540
Guggenheim Multi-Asset Income Index ETF	43,000	915,900
Vanguard High Dividend Yield Index ETF	14,000	644,560

		3,536,946

U.S. Market Indexes — 4.0%
iShares DJ Select Dividend Index Fund	55,300	2,974,034
PowerShares Dynamic Utilities Portfolio	52,000	842,920

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
SPDR Dow Jones Industrial Average ETF	21,500	$2,709,860

		6,526,814

U.S. Micro Cap Stocks — 8.1%
Crexus Investment Corp.	118,000	1,306,260
Fidus Investment Corp.	18,000	246,060
Golub Capital BDC, Inc.	58,000	886,240
Horizon Technology Finance Corp.	126,000	2,046,240
Kohlberg Capital Corporation	102,000	712,980
MCG Capital Corp	302,000	1,413,360
Medley Capital Corp.	66,000	734,580
New Mountain Finance Corporation	19,000	251,370
NGP Capital Resources Company	31,000	241,180
PennantPark Floating Rate Capital Ltd.	72,000	807,840
PennantPark Investment Corp.	212,000	2,185,720
THL Credit, Inc.	103,000	1,343,120
TICC Capital Corp.	110,000	1,028,500

		13,203,450

U.S. Mid Cap Stocks — 2.1%
Ares Capital Corporation	195,000	3,090,750
Windstream Corporation	34,000	410,380

		3,501,130

U.S. Municipal Bonds — 5.8%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	1,000,000	190,140
Market Vectors High-Yield Muni ETF	132,000	4,086,720
PowerShares Build America Bond Portfolio	175,000	5,143,250

		9,420,110

U.S. REIT’s — 24.0%
A G Mortgage Investment Trust, Inc.	95,000	1,809,750
American Capital Agency Corp.	54,000	1,583,280
Annaly Capital Management, Inc.	290,000	4,883,600
Anworth Mortgage Asset Corp.	251,000	1,631,500
ARMOUR Residential REIT, Inc.	219,000	1,578,990
Chimera Investment Corp.	681,000	2,070,240
CommonWealth REIT	52,000	1,022,840
CYS Investments, Inc.	232,000	3,132,000
Dynex Capital, Inc.	180,000	1,666,800
Hatteras Financial Corp.	65,000	1,804,400
Invesco Mortgage Capital, Inc.	201,000	3,151,680
Medical Properties Trust, Inc.	143,000	1,532,960
MFA Financial, Inc.	356,000	2,613,040
NorthStar Realty Finance Corp.	190,000	946,200
One Liberty Properties, Inc.	113,000	1,960,550
Plum Creek Timber Company, Inc.	49,000	1,900,220
Potlatch Corporation	35,000	1,068,200
Resource Capital Corp.	291,000	$1,702,350
Starwood Property Trust, Inc.	76,000	1,497,200
Two Harbors Investment Corp.	161,000	1,598,730

		39,154,530

U.S. Small Cap Stocks — 5.1%
Compass Diversified Holdings	71,000	995,420
Fifth Street Finance Corp.	114,100	1,111,334
Hercules Technology Growth Capital, Inc.	93,000	886,290
Prospect Capital Corporation	178,000	1,836,960
Solar Capital Ltd.	64,000	1,462,400
Solar Senior Capital Ltd.	62,100	1,012,230
Triangle Capital Corporation	30,000	584,400
World Wrestling Entertainment, Inc.	40,800	387,192

		8,276,226

Total Investments — 99.1%
(cost $159,525,996)		161,566,657
Other Assets in Excess of Liabilities — 0.9%		1,445,974

Net Assets — 100.0%		$163,012,631

Costfor federal income tax purposes $159,525,996.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$6,698,139
Excess of tax cost over value	4,657,478

Net Appreciation	$2,040,661

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Shares	Value
Emerging Markets Debt — 11.7%
PowerShares Emerging Markets Sovereign Debt Portfolio	93,000	$2,549,130

Global Corporate Bonds — 34.2%
Montgomery Street Income Securities, Inc.	24,000	379,200
PIMCO Investment Grade Corporate Bond Index ETF	8,000	835,824
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	15,000	507,450
Vanguard Intermediate-Term Corporate Bond ETF	40,900	3,446,643
Vanguard Short-Term Corporate Bond ETF	29,000	2,282,880

		7,451,997

Global Government Bonds — 4.6%
iShares Barclays Aggregate Bond Fund	4,500	499,725
iShares Barclays Government/Credit Bond Fund	4,300	492,651

		992,376

International Debt — 5.0%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,079,650

U.S. Corporate Bonds — 23.8%
BlackRock Credit Allocation Income Trust, Inc.	40,000	392,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,415,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	20,000	379,600

		5,187,600

U.S. Government Bonds & Notes — 20.3%
iShares Barclays 3-7 Year Treasury Bond Fund	7,000	859,670
iShares Barclays Intermediate Government/Credit Bond Fund	8,000	898,400
SPDR Barclays Capital Aggregate Bond ETF	17,000	988,890
SPDR Barclays Capital Motgage Backed Bond ETF	31,000	851,632
Vanguard Short-Term Bond ETF	10,000	813,000

		4,411,592

Total Investments — 99.6% (cost $21,316,195)		21,672,345
Other Assets in Excess of Liabilities — 0.4%		93,785

Net Assets — 100.0%		$21,766,130

Cost for federal income tax purposes $21,316,195.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$373,209
Excess of tax cost over value	17,059

Net Appreciation	$356,150

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Shares	Value
Emerging Markets Growth — 2.2%
SPDR S&P BRIC 40 ETF	20,600	$511,292

U.S. Large Cap Stocks — 38.8%
Abbott Laboratories	3,000	162,450
Ameriprise Financial, Inc.	5,000	267,750
Amgen, Inc.	5,000	339,550
Applied Materials, Inc.	23,500	288,580
Boeing Company	4,500	333,810
Capital One Financial Corp.	5,000	228,750
Carpenter Technology Corp.	4,500	236,160
Chevron Corp.	2,500	257,700
Chubb Corporation	3,700	249,417
Cisco Systems, Inc.	7,500	147,225
ConocoPhillips	3,500	238,735
CSX Corp.	9,000	202,950
CVS Caremark Corp.	6,000	250,500
Dollar Tree, Inc.*	2,500	212,025
du Pont (E.I.) de Nemours & Co.	3,000	152,670
eBay, Inc.*	8,000	252,800
Infosys Technologies Ltd. ADR	3,500	192,465
International Business Machines, Inc.	1,000	192,600
Intuit, Inc.	6,500	366,860
Invesco Holding Co. Ltd.	11,500	259,555
Johnson & Johnson	4,000	263,640
Lowe’s Companies, Inc.	8,700	233,421
Martin Marietta Materials, Inc.	3,000	247,530
National Oilwell Varco, Inc.	4,000	295,920
Noble Energy, Inc.	1,800	181,206
Nordstrom, Inc.	5,200	256,776
Omnicom Group, Inc.	4,000	182,440
Precision Castparts Corp.	2,000	327,360
Rockwell Collins, Inc.	4,500	260,505
Royce Value Trust, Inc.	20,000	269,200
Schlumberger Ltd.	4,000	300,680
Spectra Energy Corp.	5,900	185,791
Travelers Companies, Inc.	4,000	233,200
United Technologies Corp.	4,500	352,575
Wells Fargo & Company	8,000	233,680
Western Union Co.	14,000	267,400

		8,923,876

U.S. Micro Cap Stocks — 9.6%
Graham Corporation	10,000	218,200
Houston American Energy Corp.	36,500	450,775
KMG Chemicals, Inc.	13,000	239,330
Measurement Specialties, Inc.*	7,000	227,500
Methode Electronics, Inc.	23,000	228,390
Middleby Corporation*	1,500	144,225
ScanSource, Inc.*	7,000	$262,990
TNS, Inc.*	7,000	129,080
Winmark Corporation	4,600	315,882

		2,216,372

U.S. Mid Cap Stocks — 25.3%
Ball Corp.	7,000	274,820
Brown & Brown, Inc.	9,500	216,410
Bunge Ltd.	2,300	131,721
Dr. Pepper Snapple Group, Inc.	5,500	213,510
Fidelity National Financial, Inc.	16,000	291,040
Flowserve Corporation	1,800	198,306
FMC Corp.	2,000	185,360
Gen-Probe, Inc.*	3,000	200,790
Global Payments, Inc.	3,000	150,060
Kennametal, Inc.	4,000	172,440
Kirby Corp.*	4,000	267,080
Lam Research Corporation*	5,000	212,950
National Fuel Gas Co.	3,500	175,980
Noble Corp.	5,500	191,620
Owens-Illinois, Inc.*	11,000	264,550
Packaging Corp. of America	6,500	182,910
Principal Financial Group, Inc.	6,000	163,860
Ralcorp Holdings, Inc.*	3,000	262,350
Reinsurance Group of America, Inc.	4,500	245,205
Rosetta Resources, Inc.*	4,500	215,955
R. R. Donnelley & Sons Company	9,000	102,240
Sigma-Aldrich Corp.	4,500	306,180
Silgan Holdings, Inc.	6,500	270,140
Stericycle, Inc.*	2,500	210,050
Tempur Pedic International, Inc.*	3,000	200,130
Vishay Intertechnology, Inc.*	19,000	233,320
Weight Watchers International, Inc.	3,500	266,455

		5,805,432

U.S. Small Cap Stocks — 22.3%
Alliant Techsystems, Inc.	6,000	356,460
A. O. Smith Corp.	4,500	191,160
Astec Industries, Inc.*	8,000	270,560
Babcock & Wilcox Company*	6,000	149,100
Centene Corporation*	8,000	361,600
Diamond Hill Investment Group, Inc.	3,000	229,230
Fair Isacc Corp.	7,000	253,680
First Niagara Financial Group, Inc.	22,000	210,540
Gardner Denver, Inc.	4,000	298,400
Graco, Inc.	5,000	229,900
Granite Construction, Inc.	5,500	146,465
Heico Corp.	5,000	278,000
Janus Capital Group, Inc.	34,000	267,580

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Jos. A. Bank Clothiers, Inc.*	5,000	$238,750
Medicis Pharmaceutical Corp.	8,000	264,720
OM Group, Inc.*	9,500	257,735
Par Pharmaceutical Companies, Inc.*	10,000	361,100
Plexus Corp.*	6,000	217,500
ProAssurance Corp.	3,000	244,890
Total System Services, Inc.	13,500	289,440

		5,116,810

Total Investments — 98.2%		22,573,782
(cost $18,243,233)
Other Assets in Excess of Liabilities — 1.8%		410,605

Net Assets — 100.0%		$22,984,387

Costfor federal income tax purposes $18,243,233.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,634,887
Excess of tax cost over value	304,338

Net Appreciation	$4,330,549

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2012

	Shares	Value
Growth Funds — 33.0%
API Efficient Frontier Growth Fund*	1,097,576	$10,778,200

Income Funds — 33.0%
API Efficient Frontier Capital Income Fund	288,394	10,771,503

Value Funds — 33.3%
API Efficient Frontier Value Fund*	859,786	10,893,482

Total Investments — 99.3% (cost $25,167,662)		32,443,185
Other Assets in Excess of Liabilities — 0.7%		225,482

Net Assets — 100.0%		$32,668,667

Costfor federal income tax purposes $25,450,960.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$7,151,155
Excess of tax cost over value	158,930

Net Appreciation	$6,992,225

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2012

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $20,687,792, $26,022,129, $159,525,996, $21,316,195, and $18,243,233, respectively)	$24,072,161	$36,689,250	$161,566,657	$21,672,345	$22,573,782
Investments in affiliated issuers at value (indentified cost of $25,167,662)						$32,443,185
Cash	619,605	689,299	3,675,679	159,579	721,994	263,016
Dividends and interest receivable	36,734	13,677	105,630	20,767	9,435
Receivable for securities sold		274,693
Receivable for shareholder purchases	16,176	1,617	1,315,636	1,560	1,897	29,639
Other assets	3,568	5,343	21,993	3,715	3,534	4,659

Total assets	24,748,244	37,673,879	166,685,595	21,857,966	23,310,642	32,740,499

Liabilities
Payable for shareholder redemptions	750	54,572	496,630	45,027	46,948	22,135
Accrued distribution fees	8,116	18,971	111,053	15,060	7,257	22,215
Accrued advisory fees	12,317	30,916	53,043	12,983	17,449	8,065
Accrued accounting service fees	3,723	3,385	4,820	3,262	3,270
Payable for securities purchased		232,014	2,913,327		235,854
Other accrued expenses	16,918	24,021	94,091	15,504	15,477	19,417

Total liabilities	41,824	363,879	3,672,964	91,836	326,255	71,832

Net assets	$24,706,420	$37,310,000	$163,012,631	$21,766,130	$22,984,387	$32,668,667

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	351,689	1,484,250	6,228,585	330,377	1,071,906	419,623

Net asset value per share	$37.35	$9.82	$11.18	$12.46	$12.67	$27.14

Maximum offering price per share	$39.63	$10.42	$11.86	$13.22	$13.44	$28.80

Class C: Shares outstanding	216,709	2,527,956	7,725,757	1,514,177	797,968

Net asset value per share	$35.96	$8.99	$10.82	$11.66	$11.79

Class D: Shares outstanding	102,712

Net asset value per share	$36.79

Institutional Class: Shares outstanding			849,479

Net asset value per share			$11.49

Class L: Shares outstanding						795,296

Net asset value per share						$26.76

Net assets consist of
Paid-in capital	$23,002,256	$37,148,239	$163,616,456	$24,784,512	$26,243,332	$25,726,807
Undistributed net investment income (loss)	182,939	—	1,804	24,178	—	—
Accumulated net realized gain (loss) from security transactions	(1,863,144)	(10,505,360)	(2,646,290)	(3,398,710)	(7,589,494)	(333,663)
Unrealized appreciation on investments	3,384,369	10,667,121	2,040,661	356,150	4,330,549	7,275,523

Net assets applicable to outstanding shares of beneficial interest	$24,706,420	$37,310,000	$163,012,631	$21,766,130	$22,984,387	$32,668,667

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2012

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$987,250	$470,361	$10,977,999	$536,081	$451,968
Dividends from affiliated issuers						$230,578
Interest	97	66	236,186	139	80	31

Total income	987,347	470,427	11,214,185	536,220	452,048	230,609

Expenses
Investment advisory fees	151,790	387,929	521,455	154,229	232,636	93,254
Distribution fees
Class C	80,403	250,502	664,336	175,742	116,535
Class D	19,034
Class A			418,233			54,213
Class L						202,331
Accounting service fees	42,530	38,879	53,036	37,203	37,584
Transfer agent fees	70,002	80,721	215,682	65,678	58,216	49,865
Custodial fees	3,663	4,403	12,963	4,599	3,447	3,008
Professional fees	13,288	20,046	80,038	11,774	12,825	16,875
Registration fees	38,602	28,397	56,289	32,019	29,065	30,344
Trustee fees	6,559	10,933	22,201	5,944	6,759	6,559
Insurance	5,427	9,131	21,175	5,068	5,966	6,003
Shareholder reports	4,162	7,770	32,473	4,515	4,691	6,119
Miscellaneous	22,750	24,730	48,185	15,271	19,259	16,325

Total operating expenses	458,210	863,441	2,146,066	512,042	526,983	484,896

Net investment income (loss)	529,137	(393,014)	9,068,119	24,178	(74,935)	(254,287)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	128,611	2,509,673	(2,232,737)	2,344,595	1,942,705
Net realized gain (loss) from security transactions in affiliated issuers						(296,600)
Change in unrealized appreciation on investments in unaffiliated issuers	(356,531)	(2,900,677)	(6,493,897)	(2,406,522)	(3,051,718)
Change in unrealized appreciation on investments in affiliated issuers						(260,087)

Net realized and unrealized gain (loss) on investments	(227,920)	(391,004)	(8,726,634)	(61,927)	(1,109,013)	(556,687)

Net increase (decrease) in net assets resulting from operations	$301,217	$(784,018)	$341,485	$(37,749)	$(1,183,948)	$(810,974)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2012

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$529,137	$(393,014)	$9,068,119	$24,178	$(74,935)	$(254,287)
Net realized gain (loss) from security transactions	128,611	2,509,673	(2,232,737)	2,344,595	1,942,705	(296,600)
Net change in unrealized appreciation on investments	(356,531)	(2,900,677)	(6,493,897)	(2,406,522)	(3,051,718)	(260,087)

Increase (decrease) in net assets resulting from operations	301,217	(784,018)	341,485	(37,749)	(1,183,948)	(810,974)

Distributions
From net investment income:
Class A	(301,711)		(3,948,301)
Class C	(112,622)		(4,699,807)
Class D	(68,667)
Institutional Class			(628,892)

	(483,000)		(9,277,000)

Change in net assets from fund share transactions:
Class A	1,798,938	1,848,514	37,162,340	464,264	2,135,542	2,224,014
Class C	(786,354)	(5,077,204)	41,262,310	496,476	(5,075,857)
Class D	(310,513)
Institutional Class			4,638,291
Class L						3,140,858

Increase (decrease) in net assets resulting from capital share transactions	702,071	(3,228,690)	83,062,941	960,740	(2,940,315)	5,364,872

Total increase (decrease) in net assets	520,288	(4,012,708)	74,127,426	922,991	(4,124,263)	4,553,898
Net assets
Beginning of the year	24,186,132	41,322,708	88,885,205	20,843,139	27,108,650	28,114,769

End of year	$24,706,420	$37,310,000	$163,012,631	$21,766,130	$22,984,387	$32,668,667

Undistributed net investment income	$182,939	—	$1,804	$24,178	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2011

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$256,266	$(447,755)	$5,121,861	$(144,995)	$(94,404)	$(292,580)
Net realized gain (loss) from security transactions	3,654,419	5,216,755	567,760	2,048,827	3,033,338	(24,876)
Net change in unrealized appreciation on investments	153,134	5,032,439	2,856,928	1,563,877	2,457,023	4,970,392

Increase in net assets resulting from operations	4,063,819	9,801,439	8,546,549	3,467,709	5,395,957	4,652,936

Distributions
From net investment income:
Class A	(133,791)		(1,971,973)	(22,470)
Class C	(34,180)		(2,957,126)	(1,868)
Class D	(32,029)
Institutional Class			(162,901)

	(200,000)		(5,092,000)	(24,338)

Change in net assets from fund share transactions:
Class A	2,874,581	321,388	21,613,896	(149,888)	1,933,104	5,169,745
Class C	(581,166)	(3,774,902)	14,831,619	(2,761,462)	(2,027,357)
Class D	(490,208)
Institutional Class			5,687,802
Class L						1,683,370

Increase (decrease) in net assets resulting from capital share transactions	1,803,207	(3,453,514)	42,133,317	(2,911,350)	(94,253)	6,853,115

Total increase in net assets	5,667,026	6,347,925	45,587,866	532,021	5,301,704	11,506,051
Net assets
Beginning of the year	18,519,106	34,974,783	43,297,339	20,311,118	21,806,946	16,608,718

End of year	$24,186,132	$41,322,708	$88,885,205	$20,843,139	$27,108,650	$28,114,769

Undistributed net investment income	$136,802	—	$210,685	—	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.89	$30.60	$26.19	$43.34	$47.76	$37.36

Income from investment operations
Net investment income (1)(4)	0.91	0.60	0.24	0.68	0.94	1.04
Net realized and unrealized gain (loss) on investments	0.37	6.14	4.39	(15.29)	(1.36)	10.88

Total income (loss) from investment operations	1.28	6.74	4.63	(14.61)	(0.42)	11.92

Distributions
From net investment income	(0.82)	(0.45)	(0.22)	(0.49)	(1.22)	(0.42)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)

Total distributions	(0.82)	(0.45)	(0.22)	(2.54)	(4.00)	(1.52)

Net asset value, end of year/period	$37.35	$36.89	$30.60	$26.19	$43.34	$47.76

Total return (5)	3.55%	22.03%	17.63%	(32.93)%	(0.93)%	32.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,135	$11,636	$7,114	$3,745	$3,491	$3,343
Ratio of expenses to average net assets (6)(7)	1.42%	1.64%	1.93%	1.90%	1.44%	1.43%
Ratio of net investment income to average net assets (6)(7)	2.49%	1.77%	1.22%	2.33%	2.09%	2.63%
Portfolio turnover rate (5)	85%	66%	27%	129%	69%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$35.56	$29.56	$25.34	$42.10	$46.66	$36.70

Income from investment operations
Net investment income (1)(4)	0.52	0.25	0.04	0.37	0.48	0.62
Net realized and unrealized gain (loss) on investments	0.37	5.89	4.23	(14.77)	(1.32)	10.66

Total income (loss) from investment operations	0.89	6.14	4.27	(14.40)	(0.84)	11.28

Distributions
From net investment income	(0.49)	(0.14)	(0.05)	(0.31)	(0.94)	(0.22)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)

Total distributions	(0.49)	(0.14)	(0.05)	(2.36)	(3.72)	(1.32)

Net asset value, end of year/period	$35.96	$35.56	$29.56	$25.34	$42.10	$46.66

Total return (5)	2.56%	20.79%	16.85%	(33.47)%	(1.90)%	31.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,792	$8,510	$7,610	$8,651	$15,797	$18,390
Ratio of expenses to average net assets (6)(7)	2.42%	2.64%	2.93%	2.90%	2.44%	2.43%
Ratio of net investment income to average net assets (6)(7)	1.49%	0.77%	0.22%	1.33%	1.09%	1.63%
Portfolio turnover rate (5)	85%	66%	27%	129%	69%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.36	$30.19	$25.85	$42.82	$47.32	$37.10

Income from investment operations
Net investment income (1)(4)	0.71	0.42	0.14	0.52	0.70	0.96
Net realized and unrealized gain (loss) on investments	0.37	6.04	4.33	(15.05)	(1.34)	10.66

Total income (loss) from investment operations	1.08	6.46	4.47	(14.53)	(0.64)	11.62

Distributions
From net investment income	(0.65)	(0.29)	(0.13)	(0.39)	(1.08)	(0.30)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)

Total distributions	(0.65)	(0.29)	(0.13)	(2.44)	(3.86)	(1.40)

Net asset value, end of year/period	$36.79	$36.36	$30.19	$25.85	$42.82	$47.32

Total return (5)	3.04%	21.39%	17.27%	(33.18)%	(1.43)%	31.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,779	$4,040	$3,795	$3,551	$8,015	$9,668
Ratio of expenses to average net assets (6)(7)	1.92%	2.14%	2.43%	2.40%	1.94%	1.93%
Ratio of net investment income to average net assets (6)(7)	1.99%	1.27%	0.72%	1.83%	1.59%	2.13%
Portfolio turnover rate (5)	85%	66%	27%	129%	69%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.85	$7.55	$6.36	$13.93	$14.12	$13.10

Income from investment operations
Net investment income (loss) (1)(3)	(0.04)	(0.04)	(0.01)	0.06	0.04	0.08
Net realized and unrealized gain (loss) on investments	0.01	2.34	1.20	(6.06)	0.20	2.92

Total income from investment (loss) operations	(0.03)	2.30	1.19	(6.00)	0.24	3.00

Distributions
From net investment income					(0.13)
From net realized gain on security transactions				(1.57)	(0.30)	(1.98)

Total distributions				(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$9.82	$9.85	$7.55	$6.36	$13.93	$14.12

Total return (4)	(0.30)%	30.46%	18.71%	(41.06)%	1.62%	24.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,582	$12,975	$9,706	$4,221	$5,016	$5,421
Ratio of expenses to average net assets (5)(6)	1.58%	1.68%	1.88%	1.94%	1.56%	1.59%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.37)%	(0.48)%	(0.28)%	0.80%	0.26%	0.66%
Portfolio turnover rate (4)	37%	35%	25%	99%	72%	81%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.11	$7.05	$5.98	$13.40	$13.65	$12.85

Income from investment operations
Net investment loss (1)(3)	(0.12)	(0.12)	(0.06)	(0.01)	(0.10)	(.04)
Net realized and unrealized gain (loss) on investments		2.18	1.13	(5.84)	0.19	2.82

Total income (loss) from investment operations	(0.12)	2.06	1.07	(5.85)	0.09	2.78

Distributions
From net investment income					(0.04)
From net realized gain on security transactions				(1.57)	(0.30)	(1.98)

Total distributions				(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$8.99	$9.11	$7.05	$5.98	$13.40	$13.65

Total return (4)	(1.32)%	29.22%	17.89%	(41.62)%	0.63%	23.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,728	$28,348	$25,269	$25,772	$56,436	$62,124
Ratio of expenses to average net assets (5)(6)	2.58%	2.68%	2.88%	2.94%	2.56%	2.59%
Ratio of net investment loss to average net assets (5)(6)	(1.37)%	(1.48)%	(1.28)%	(0.20)%	(0.74)%	(0.34)%
Portfolio turnover rate (4)	37%	35%	25%	99%	72%	81%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.90	$11.24	$9.20	$10.27	$10.31	$10.13

Income from investment operations
Net investment income (1)(3)	0.79	0.94	0.69	0.66	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.72)	0.62	2.00	(1.11)	(0.06)	0.17

Total income (loss) from investment operations	0.07	1.56	2.69	(0.45)	0.25	0.49

Distributions
From net investment income	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)

Total distributions	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)

Net asset value, end of year/period	$11.18	$11.90	$11.24	$9.20	$10.27	$10.31

Total return (4)	0.69%	14.35%	30.00%	(3.25)%	2.48%	4.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,653	$36,202	$13,255	$1,276	$912	$720
Ratio of expenses to average net assets (5)(6)	1.56%	1.71%	1.20%	1.88%	1.70%	1.72%
Ratio of net investment income to average net assets (5)(6)	7.02%	8.00%	9.47%	7.76%	3.04%	3.30%
Portfolio turnover rate (4)	86%	42%	33%	92%	98%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.54	$10.92	$8.96	$10.02	$10.10	$9.98

Income from investment operations
Net investment income (1)(3)	0.74	0.88	0.59	0.55	0.20	0.23
Net realized and unrealized gain (loss) on investments	(0.69)	0.60	1.96	(1.07)	(0.05)	0.14

Total income (loss) from investment operations	0.05	1.48	2.55	(0.52)	0.15	0.37

Distributions
From net investment income	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)

Total distributions	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)

Net asset value, end of year/period	$10.82	$11.54	$10.92	$8.96	$10.02	$10.10

Total return (4)	0.50%	14.05%	29.06%	(4.12)%	1.52%	3.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,596	$46,927	$30,042	$19,411	$11,984	$12,066
Ratio of expenses to average net assets (5)(6)	1.81%	1.96%	2.20%	2.88%	2.70%	2.72%
Ratio of net investment income to average net assets (5)(6)	6.77%	7.80%	8.47%	6.76%	2.04%	2.30%
Portfolio turnover rate (4)	86%	42%	33%	92%	98%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31, 2012	For the Period Ended January 31, 2011 (2)

For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.90	0.88
Net realized and unrealized gain (loss) on investments	(0.74)	0.11

Total income from investment operations	0.16	0.99

Distributions
From net investment income	(0.86)	(0.80)

Total distributions	(0.86)	(0.80)

Net asset value, end of year/period	$11.49	$12.19

Total return (4)	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.77%	8.80%
Portfolio turnover rate (4)	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.40	$10.39	$8.98	$16.84	$18.45	$14.45

Income from investment operations
Net investment income (1)(3)	0.11	0.01	0.07	0.11	0.17	0.27
Net realized and unrealized gain (loss) on investments	(0.05)	2.08	1.41	(7.46)	(0.11)	4.22

Total income (loss) from investment operations	0.06	2.09	1.48	(7.35)	0.06	4.49

Distributions
From net investment income		(0.08)	(0.07)		(0.26)
From net realized gain on security transactions				(0.51)	(1.41)	(0.49)

Total distributions		(0.08)	(0.07)	(0.51)	(1.67)	(0.49)

Net asset value, end of year/period	$12.46	$12.40	$10.39	$8.98	$16.84	$18.45

Total return (4)	0.48%	20.09%	16.43%	(43.21)%	0.25%	31.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,115	$3,653	$3,303	$2,918	$6,278	$5,373
Ratio of expenses to average net assets (5)(6)	1.53%	1.69%	1.82%	1.77%	1.33%	1.35%
Ratio of net investment income to average net assets (5)(6)	0.91%	0.13%	1.02%	1.03%	0.98%	1.66%
Portfolio turnover rate (4)	244%	122%	21%	75%	59%	29%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.72	$9.86	$8.54	$16.22	$17.89	$14.16

Income from investment operations
Net investment income (loss) (1)(3)	(0.01)	(0.09)				0.10
Net realized and unrealized gain (loss) on investments	(0.05)	1.95	1.33	(7.17)	(0.10)	4.12

Total income from investment operations	(0.06)	1.86	1.33	(7.17)	(0.10)	4.22

Distributions
From net investment income		(0.00)*	(0.01)		(0.16)
From net realized gain on security transactions				(0.51)	(1.41)	(0.49)

Total distributions		(0.00)*	(0.01)	(0.51)	(1.57)	(0.49)

Net asset value, end of year/period	$11.66	$11.72	$9.86	$8.54	$16.22	$17.89

Total return (4)	(0.51)%	18.88%	15.58%	(43.76)%	(0.72)%	30.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,651	$17,190	$17,008	$16,417	$33,834	$37,890
Ratio of expenses to average net assets (5)(6)	2.53%	2.69%	2.82%	2.77%	2.33%	2.35%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.09)%	(0.87)%	0.02%	0.03%	(0.02)%	0.66%
Portfolio turnover rate (4)	244%	122%	21%	75%	59%	29%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

*	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.99	$10.33	$8.48	$16.56	$19.15	$17.06

Income from investment operations
Net investment income (loss) (1)(3)	0.02	0.02		0.11	0.17	0.21
Net realized and unrealized gain (loss) on investments	(0.34)	2.64	1.92	(7.95)	(0.36)	4.34

Total income from investment operations	(0.32)	2.66	1.92	(7.84)	(0.19)	4.55

Distributions
From net investment income			(0.07)		(0.24)
From net realized gain on security transactions				(0.24)	(2.16)	(2.46)

Total distributions			(0.07)	(0.24)	(2.40)	(2.46)

Net asset value, end of year/period	$12.67	$12.99	$10.33	$8.48	$16.56	$19.15

Total return (4)	(2.46)%	25.75%	22.60%	(47.18)%	(0.50)%	28.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,579	$11,962	$7,838	$4,832	$4,060	$4,457
Ratio of operating expenses to average net assets (5)(6)	1.59%	1.72%	1.93%	1.93%	1.53%	1.51%
Ratio of net investment income (loss) to average net assets (5)(6)	0.16%	0.16%	0.00%	1.11%	1.00%	1.18%
Portfolio turnover rate (4)	52%	58%	32%	120%	74%	95%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2012	2011		2009	2008	2007
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.19	$9.79	$8.05	$15.89	$18.53	$16.73

Income from investment operations
Net investment income (loss) (1)(3)	(0.09)	(0.08)	(0.06)	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.31)	2.48	1.82	(7.62)	(0.36)	4.21

Total income (loss) from investment operations	(0.40)	2.40	1.76	(7.60)	(0.34)	4.26

Distributions
From net investment income			(0.02)		(0.14)
From net realized gain on security transactions				(0.24)	(2.16)	(2.46)

Total distributions			(0.02)	(0.24)	(2.30)	(2.46)

Net asset value, end of year/period	$11.79	$12.19	$9.79	$8.05	$15.89	$18.53

Total return (4)	(3.28)%	24.51%	21.83%	(47.67)%	(1.38)%	27.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,405	$15,147	$13,969	$14,763	$36,190	$41,351
Ratio of operating expenses to average net assets (5)(6)	2.49%	2.62%	2.83%	2.83%	2.43%	2.41%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.74)%	(0.74)%	(0.90)%	0.21%	0.10%	0.28%
Portfolio turnover rate (4)	52%	58%	32%	120%	74%	95%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,		For the Period Ended
	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.14)	5.52	7.45

Total income (loss) from investment operations	(0.27)	5.28	7.13

Net asset value, end of year/period	$27.14	$27.41	$22.13

Total return (4)	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11.389	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,		For the Period Ended
	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	(0.14)	5.49	7.45

Total income (loss) from investment operations	(0.40)	5.13	7.03

Net asset value, end of year/period	$26.76	$27.16	$22.03

Total return (4)	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2012

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund, except the Master Allocation Fund, offers Class C and Class A shares. In addition, the Income Fund offers Institutional Class shares and Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund. The Master Allocation Fund offers Class A and Class L shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$21,983,231	$—	$—	$21,983,231
Exchange Traded Funds	1,124,780	—	—	1,124,780
Real Estate Investment Trusts	964,150	—	—	964,150

Total	$24,072,161	$—	$—	$24,072,161

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$35,100,696	$—	$—	$35,100,696
Exchange Traded Funds	1,238,694	—	—	1,238,694
Real Estate Investment Trusts	349,860	—	—	349,860

Total	$36,689,250	$—	$—	$36,689,250

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$19,339,967	$—	$—	$19,339,967
Common Stocks(1)	25,432,622	—	—	25,432,622
Corporate Bonds	—	998,000	—	998,000
Exchange Traded Funds	76,451,398	—	—	76,451,398
Municipal Bonds	—	190,140	—	190,140
Real Estate Investment Trusts	39,154,530	—	—	39,154,530

Total	$160,378,517	$1,188,140	$—	$161,566,657

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Multiple Index Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$2,230,850	$—	$—	$2,230,850
Exchange Traded Funds	19,441,495	—	—	19,441,495

Total	$21,672,345	$—	$—	$21,672,345

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$22,062,490	$—	$—	$22,062,490
Exchange Traded Funds	511,292	—	—	511,292

Total	$22,573,782	$—	$—	$22,573,782

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$32,443,185	$—	$—	$32,443,185

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no transfers into or out of Levels 1 and 2 during the current period presented.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2012, the Advisor received $42,530, $38,879, $53,036, $37,203, and $37,584 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Income Fund pay a fee of 0.75% of the Class A shares’ average daily net assets. Of this amount, 0.50% represents distribution fees and 0.25% represents shareholder servicing fees. Class A shares of the Master Allocation Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Master Allocation Fund pay a fee of 1.00% of the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the year ended January 31, 2012, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$21,920,702	$21,216,727	$—	$—
Growth Fund	14,266,173	17,623,823	—	—
Income Fund	191,631,155	109,184,295	—	—
Multiple Index Fund	52,891,365	51,614,388	—	—
Value Fund	13,216,866	16,212,467	—	—
Master Allocation Fund	10,085,000	4,935,000	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the year ended January 31, 2012 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	6,609,637	69,238	(4,879,937)	1,798,938	178,659	1,894	(144,312)	36,241
Class C	536,667	105,373	(1,428,394)	(786,354)	15,131	3,010	(40,731)	(22,590)
Class D	8,490	65,276	(384,279)	(310,513)	227	1,826	(10,444)	(8,391)

Growth Fund:
Class A	5,855,314	—	(4,006,800)	1,848,514	608,975	—	(441,939)	167,036
Class C	1,096,856	—	(6,174,060)	(5,077,204)	125,404	—	(709,953)	(584,549)

Income Fund:
Class A	50,043,877	2,489,053	(15,370,590)	37,162,340	4,339,008	221,934	(1,375,635)	3,185,307
Class C	48,917,830	3,520,722	(11,176,242)	41,262,310	4,368,699	323,506	(1,032,626)	3,659,579
Institutional Class	6,959,585	568,386	(2,889,680)	4,638,291	584,428	49,110	(256,164)	377,374

Multiple Index Fund:
Class A	4,067,379	—	(3,603,115)	464,264	332,919	—	(297,031)	35,888
Class C	7,144,198	—	(6,647,722)	496,476	622,883	—	(575,085)	47,798

Value Fund:
Class A	5,200,562	—	(3,065,020)	2,135,542	410,262	—	(259,317)	150,945
Class C	730,003	—	(5,805,860)	(5,075,857)	63,927	—	(508,216)	(444,289)

Master Allocation Fund:
Class A	6,217,062	—	(3,993,048)	2,224,014	232,155	—	(155,741)	76,414
Class L	8,983,543	—	(5,842,685)	3,140,858	335,566	—	(229,106)	106,460

At January 31, 2012, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$13,135,434	$14,581,565	$69,652,776	$4,115,526	$13,579,431	$11,388,978
Class C	7,791,910	22,728,435	83,596,141	17,650,604	9,404,956	—
Class D	3,779,076	—	—	—	—	—
Institutional Class	—	—	9,763,714	—	—	—
Class L	—	—	—	—	—	21,279,689

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2011 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	4,364,224	28,525	(1,518,168)	2,874,581	128,643	779	(46,460)	82,962
Class C	974,297	32,045	(1,587,508)	(581,166)	29,383	906	(48,428)	(18,139)
Class D	17,797	31,144	(539,149)	(490,208)	537	862	(16,021)	(14,622)

Growth Fund:
Class A	4,179,224	—	(3,857,836)	321,388	494,695	—	(463,825)	30,870
Class C	1,130,194	—	(4,905,096)	(3,774,902)	144,232	—	(617,699)	(473,467)

Income Fund:
Class A	35,876,842	1,279,699	(15,542,645)	21,613,896	3,086,846	109,935	(1,332,676)	1,864,105
Class C	23,033,022	2,440,031	(10,641,434)	14,831,619	2,037,526	216,263	(937,664)	1,316,125
Institutional Class	5,759,245	157,453	(228,896)	5,687,802	477,988	13,099	(18,982)	472,105

Multiple Index Fund:
Class A	2,271,534	21,882	(2,443,304)	(149,888)	205,680	1,746	(230,946)	(23,520)
Class C	1,042,286	1,822	(3,805,570)	(2,761,462)	99,499	154	(358,377)	(258,724)

Value Fund:
Class A	4,245,349	—	(2,312,245)	1,933,104	372,009	—	(209,718)	162,291
Class C	948,697	—	(2,976,054)	(2,027,357)	88,301	—	(273,645)	(185,344)

Master Allocation Fund:
Class A	5,982,173	—	(812,428)	5,169,745	240,931	—	(34,853)	206,078
Class L	4,551,516	—	(2,868,146)	1,683,370	190,002	—	(117,274)	72,728

At January 31, 2011, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$11,635,752	$12,975,385	$36,202,461	$3,652,769	$11,962,231	$9,406,670
Class C	8,510,602	28,347,323	46,926,964	17,190,370	15,146,419	—
Class D	4,039,778	—	—	—	—	—
Institutional Class	—	—	5,755,780	—	—	—
Class L	—	—	—	—	—	18,708,099

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At January 31, 2012, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Capital Income Fund	$1,863,144	2018
Growth Fund	10,382,210	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
	1,375,453	N/A	Short-Term
Multiple Index Fund	3,378,427	2018
Value Fund	7,589,494	2018
Master Allocation Fund	39,665	N/A	Short-Term
	9,857	N/A	Long-Term

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the years ended January 31, 2012 and 2011 were as follows:

	0,000,000	0,000,000	0,000,000
	January 31, 2012
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$483,000	$—	$483,000
Growth Fund	—	—	—
Income Fund	9,277,000	—	9,277,000
Multiple Index Fund	—	—	—
Value Fund	—	—	—
Master Allocation Fund	—	—	—

	January 31, 2011
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$200,000	$—	$200,000
Growth Fund	—	—	—
Income Fund	5,092,000	—	5,092,000
Multiple Index Fund	24,338	—	24,338
Value Fund	—	—	—
Master Allocation Fund	—	—	—

The tax-basis components of distributable earnings at January 31, 2012 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$182,939	$—	$3,384,369	$(1,863,144)	$—	$1,704,164
Growth Fund	—	—	10,667,121	(10,382,210)	(123,150)	161,761
Income Fund	1,804	—	2,040,661	(1,789,006)	(857,284)	(603,825)
Multiple Index Fund	24,178	—	356,150	(3,378,427)	(20,283)	(3,018,382)
Value Fund	—	—	4,330,549	(7,589,494)	—	(3,258,945)
Master Allocation Fund	—	—	6,992,225	(49,512)	(853)	6,941,860

The difference between the book and tax basis of distributable earnings is primarily due to wash losses.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended January 31, 2012, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Undistributed net investment income	$—	$393,014	$—	$—	$74,935	$254,287
Accumulated net realized gain	—	581	—	—	—	—
Paid-in-capital	—	(393,595)	—	—	(74,935)	(254,287)

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2012 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2012	Value 1/31/2012	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	250,058	85,964	(47,628)	288,394	$10,771,503	$230,578	$(44,852)
API Growth Fund	949,491	379,379	(231,294)	1,097,576	10,778,200	—	(171,302)
API Value Fund	713,839	249,515	(103,568)	859,786	10,893,482	—	(80,446)

Total	1,913,388	714,858	(382,490)	2,245,756	$32,443,185	$230,578	$(296,600)

10.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for all Funds except API Master Allocation Fund, the financial highlights for each of the two years in the period then ended, the period June 1, 2009 to January 31, 2010 and each of the three years in the period ended May 31, 2009, and with respect to API Master Allocation Fund the financial highlights for each of the two years in the period then ended and the period March 19, 2009 (commencement of operations) to January 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Investors Trust as of January 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 23, 2012

The graphs that follow assume an initial investment of $10,000 made on January 31, 2002 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2012. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Free GTR Index and the Standard & Poor’s 500 are both a widely recognized unmanaged index of equity prices and each is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Funds, and to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2011 to January 31, 2012.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2012	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.42%
Actual	$1,000.00	$1,028.50	$7.26
Hypothetical (5% return before expenses)	1,000.00	1,018.05	7.22
Class C				2.42%
Actual	1,000.00	1,023.40	12.34
Hypothetical (5% return before expenses)	1,000.00	1,013.01	12.28
Class D				1.92%
Actual	1,000.00	1,025.70	9.80
Hypothetical (5% return before expenses)	1,000.00	1,015.53	9.75

Growth Fund
Class A				1.58%
Actual	1,000.00	989.20	7.92
Hypothetical (5% return before expenses)	1,000.00	1,017.24	8.04
Class C				2.58%
Actual	1,000.00	977.20	12.86
Hypothetical (5% return before expenses)	1,000.00	1,012.20	13.09

Income Fund
Class A				1.56%
Actual	1,000.00	1,013.20	7.91
Hypothetical (5% return before expenses)	1,000.00	1,017.34	7.93
Class C				1.81%
Actual	1,000.00	1,011.70	9.18
Hypothetical (5% return before expenses)	1,000.00	1,016.08	9.20
Institutional Class				0.81%
Actual	1,000.00	1,016.80	4.12
Hypothetical (5% return before expenses)	1,000.00	1,021.12	4.13

Multiple Index Fund
Class A				1.53%
Actual	1,000.00	999.20	7.71
Hypothetical (5% return before expenses)	1,000.00	1,017.49	7.78
Class C				2.53%
Actual	1,000.00	994.00	12.71
Hypothetical (5% return before expenses)	1,000.00	1,012.45	12.83

Value Fund
Class A				1.59%
Actual	1,000.00	970.90	7.90
Hypothetical (5% return before expenses)	1,000.00	1,017.19	8.09
Class C				2.49%
Actual	1,000.00	967.20	12.35
Hypothetical (5% return before expenses)	1,000.00	1,012.65	12.63

Master Allocation Fund
Class A				1.23%
Actual	1,000.00	987.60	6.16
Hypothetical (5% return before expenses)	1,000.00	1,019.00	6.26
Class L				1.73%
Actual	1,000.00	985.30	8.66
Hypothetical (5% return before expenses)	1,000.00	1,016.48	8.79

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (184) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 61	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 34	Secretary/ Treasurer and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 59	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, City Place Commercial (commercial real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Braxton Park, LLC (real estate)

Stephen B. Cox Age 63	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 55	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm); Director, E.C. Glass Foundation (non-profit); Director, Presbyterian Homes and Family Services, Inc. (non-profit).

Wayne C. Johnson Age 59	Trustee	Since 1988	All (consisting of six portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

Effective July8, 2009, the Registrant’s Board of Trustees approved changing the fiscal year-end of the Registrant from May 31 to January 31.

(a)	Audit Fees: The aggregate fees billed for the fiscal period ended January 31, 2010 and the fiscal years ended January 31, 2011 and January 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $88,000, $90,600 and $93,400, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal period ended January 31, 2010 and the fiscal years ended January 31, 2011 and January 31, 2012 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0, $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal period ended January 31, 2010 and the fiscal years ended January 31, 2011 and January 31, 2012 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,000, $19,500 and $20,000, respectively .

(d)	All Other Fees: The aggregate fees billed for the fiscal period ended January 31, 2010 and the fiscal years ended January 31, 2011 and January 31, 2012 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0, $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal period ended January 31, 2010 and the fiscal years ended January 31, 2011 and January 31, 2012 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $19,000, $19,500 and $20,000, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 5, 2012

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 5, 2012

/s/ David D. Basten
David D. Basten
President

Date: April 5, 2012

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer